Summary of Significant Accounting Policy (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2015 item	Dec. 31, 2014 item	Oct. 31, 2014	Sep. 22, 2014	Dec. 31, 2013
Nature of Organization
Number of Branches	8	8
Number of mortgage offices	1	1
Segment Reporting:
Number of reportable segment		1
I P O Disclosure Line Items
Common stock, shares authorized	75,000,000	75,000,000		75,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000	500,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 1.00	$ 0.01
Series C preferred stock, shares issued	8,000	8,000		8,000	8,000
Series C preferred stock, shares outstanding	8,000	8,000		8,000	8,000
Initial public offering
I P O Disclosure Line Items
Shares of common stock sold and issued			3,105,000
Initial public offering price (in dollars per share)			$ 13
Proceeds received, net of offering costs			$ 36